Summary of Significant Accounting Policies (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Accounting Policies [Abstract]
Impairment loss				$ 86,670
Right-of-use lease asset	79,093		113,395		$ 179,341
Operating lease liability	75,887		71,362		$ 179,341
Website and development costs	$ 371,304		$ 356,704	$ 351,457